SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENT
SUBSEQUENT EVENT
21.	SUBSEQUENT EVENT

On March 3, 2026, Wuhan Kingsoft Cloud Information Technology Co., Ltd. (“Wuhan Kingsoft Cloud”, a subsidiary of the Company) entered into an equity transfer agreement with Shenzhen Xunlei Network Technology Co., Ltd. (“Xunlei”), pursuant to which, Xunlei will transfer 20% of the equity interest it held in Shenzhen One Thing Technologies Co., Ltd. to Wuhan Kingsoft Cloud at a consideration of RMB50,000.